Significant Accounting Policies (Details)	Dec. 31, 2018
2018 [Member]
At the end of:
In Points	101.2	[1]
U.S. $ Exchange rate 1 $ = NIS	3.748
Increase (decrease) during the year:
In Points	0.80%	[1]
U.S. $ Exchange rate 1 $ = NIS	8.10%
2017 [Member]
At the end of:
In Points	100.4	[1]
U.S. $ Exchange rate 1 $ = NIS	3.467
Increase (decrease) during the year:
In Points	0.40%	[1]
U.S. $ Exchange rate 1 $ = NIS	(9.80%)
2016 [Member]
At the end of:
In Points	100.0	[1]
U.S. $ Exchange rate 1 $ = NIS	3.845
Increase (decrease) during the year:
In Points	(1.20%)	[1]
U.S. $ Exchange rate 1 $ = NIS	(1.50%)

[1]	Based on the Index for December of each year, on the basis of 2016 Index = 100 points.